REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
REVENUES [Abstract]
Voyage Revenues
Our voyage revenues consist of time charter revenues and spot charter revenues with the following split:

All figures in USD ‘000	2025	2024	2023
Spot Charter Revenues	211,952	273,633	346,409
Time Charter Revenues	79,738	76,109	45,278
Total Voyage Revenues	291,690	349,742	391,687

Future Minimum Revenues
The future minimum revenues as at December 31, 2025, related to time charter agreements are as follows:

All figures in USD ‘000	Amount
2026	60,148
2027	31,516
2028	20,637
2029	13,156
2030 and thereafter	1,622
Total Future Minimum Revenues	127,079